Stock-based Compensation (Narrative) (Details) - CAD	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Units		51,990,000	0
Employee Common Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,000,000	4,000,000
Allocated Share-based Compensation Expense		CAD 1,000,000	CAD 1,000,000
Employee Common Share Purchase Plan [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employer Matching Percentage		20.00%
Employee Common Share Purchase Plan [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employer Matching Percentage		10.00%
Employee Common Share Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution		CAD 25
Employee Common Share Purchase Plan [Member] | Minimum [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution		3,000
Employee Common Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution		8,000
Employee Common Share Purchase Plan [Member] | Maximum [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution		3,000
Employee Common Share Purchase Plan [Member] | Maximum [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan (ESSP), Employee Contribution		CAD 8,000
Common Shareholders Dividend Reinvestment and Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Reinvestment Plan Percentage Discount From Average Market Price Of Common Shares		5.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	11,700,000	11,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Contractual Term, Employee Retirement Or Termination For Other Than Just Cause		24 months
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Contractual Term, Employee Termination For Just Cause Or Resignation Or Death		6 months
Fair Value Assumptions, Historical Volatility Period		5 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		CAD 2,000,000	1,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Cash Received		16,000,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		CAD 13,000,000	CAD 1,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		CAD 20.42	CAD 19.88
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit		CAD 46.19	CAD 42.71
Stock Option Plan [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Stock Option Plan [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Stock Option Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Stock Option Plan [Member] | Fourth Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Deferred Share Unit Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		CAD 8,000,000	CAD 8,000,000
Stock Issued During Period, Shares, Conversion of Units		1
Number Of Trading Days		10 days
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		CAD 3,000,000	3,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	CAD 0	CAD 0	1,000,000
Deferred Share Unit Plans [Member] | Scenario 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Share Unit Plan Percentage Of Value Of Actual Annual Incentive Award		25.00%
Deferred Share Unit Plans [Member] | Scenario 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Share Unit Plan Percentage Of Value Of Actual Annual Incentive Award		50.00%
Performance Share Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		CAD 11,000,000	10,000,000
Number Of Trading Days		50 days
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		CAD 4,000,000	CAD 3,000,000
Performance-based Share Unit Plan Performance Cycle Term		3 years